Reconciliation of Numerators and Denominators of Basic and Diluted Computations (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share, Basic, By Common Class, Including Two Class Method [Line Items]
Net income available to common stock holders, basic	$ 1,392,000	$ 998,000	$ 706,000	$ 1,119,000	$ 1,062,000	$ 766,000	$ 931,000	$ 865,000	$ 4,215,067	$ 3,624,339
Net income available to common stock holders, diluted									$ 4,215,067	$ 3,624,339
Weighted average number of shares outstanding, basic									4,319,485	3,101,411
Effect of dilutive shares:
Restricted stock									53,445	23,856
Weighted average number of shares outstanding, diluted									4,372,930	3,125,267
Basic									$ 0.98	$ 1.17
Diluted									$ 0.96	$ 1.16